Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) area	Jun. 30, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment reporting
Revenue from external customers	$ 102,197	$ 102,189
Adjusted (LBIT)/EBIT	(70,674)	(52,840)
Interest income	3,061	2,789
Equity in earnings of equity investees, net of tax	27,308	23,050
Operating (loss)/profit	(40,305)	(27,001)
Interest expense	688	444
Income tax expense	2,462	2,680
Net (loss)/income attributable to the Company	(45,369)	(32,691)
Depreciation/amortization	2,405	1,688
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,943	1,595
Segment information
Total assets	495,214			$ 532,118
Property, plant and equipment	17,669			16,616
Right-of-use assets	6,792		$ 5,747
Leasehold land	1,157			1,174
Goodwill	3,186			3,186
Other intangible asset	315			347
Investments in equity investees	146,977			138,318
Innovation Platform
Segment reporting
Revenue from external customers	$ 12,017	13,624
Commercial Platform
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 90,180	88,565
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	12,017	13,624
Adjusted (LBIT)/EBIT	(64,231)	(50,718)
Interest income	205	26
Equity in earnings of equity investees, net of tax	176	(2,349)
Operating (loss)/profit	(63,850)	(53,041)
Income tax expense	120	20
Net (loss)/income attributable to the Company	(63,813)	(52,930)
Depreciation/amortization	2,191	1,584
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,300	1,564
Segment information
Total assets	97,488			100,388
Property, plant and equipment	16,317			15,223
Right-of-use assets	2,753
Leasehold land	1,157			1,174
Investments in equity investees	8,689			8,514
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	90,180	88,565
Adjusted (LBIT)/EBIT	3,626	5,497
Interest income	48	62
Equity in earnings of equity investees, net of tax	27,132	25,399
Operating (loss)/profit	30,806	30,958
Interest expense		39
Income tax expense	904	1,201
Net (loss)/income attributable to the Company	27,742	26,914
Depreciation/amortization	136	90
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,636	26
Segment information
Total assets	211,418			197,483
Property, plant and equipment	761			693
Right-of-use assets	2,878
Goodwill	3,186			3,186
Other intangible asset	315			347
Investments in equity investees	138,288			129,804
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	72,618	67,950
Adjusted (LBIT)/EBIT	2,191	3,457
Interest income	30	23
Equity in earnings of equity investees, net of tax	21,027	19,408
Operating (loss)/profit	23,248	22,888
Income tax expense	624	813
Net (loss)/income attributable to the Company	21,815	20,768
Depreciation/amortization	80	68
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,624	5
Segment information
Total assets	134,002			118,445
Property, plant and equipment	347			204
Right-of-use assets	2,381
Goodwill	2,779			2,779
Other intangible asset	315			347
Investments in equity investees	78,593			68,812
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	6,192	6,559
Adjusted (LBIT)/EBIT	464	456
Interest income	16	7
Equity in earnings of equity investees, net of tax	6,105	5,991
Operating (loss)/profit	6,585	6,454
Income tax expense	138	124
Net (loss)/income attributable to the Company	5,542	5,497
Depreciation/amortization	11	12
Additions to non-current assets (other than financial instruments and deferred tax assets)	9	7
Segment information
Total assets	65,790			67,352
Property, plant and equipment	69			71
Right-of-use assets	34
Goodwill	407			407
Investments in equity investees	59,695			60,992
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	11,370	14,056
Adjusted (LBIT)/EBIT	971	1,584
Interest income	2	32
Operating (loss)/profit	973	1,616
Interest expense		39
Income tax expense	142	264
Net (loss)/income attributable to the Company	385	649
Depreciation/amortization	45	10
Additions to non-current assets (other than financial instruments and deferred tax assets)	3	14
Segment information
Total assets	11,626			11,686
Property, plant and equipment	345			418
Right-of-use assets	463
Unallocated
Segment reporting
Adjusted (LBIT)/EBIT	(10,069)	(7,619)
Interest income	2,808	2,701
Operating (loss)/profit	(7,261)	(4,918)
Interest expense	688	405
Income tax expense	1,438	1,459
Net (loss)/income attributable to the Company	(9,298)	(6,675)
Depreciation/amortization	78	14
Additions to non-current assets (other than financial instruments and deferred tax assets)	7	$ 5
Segment information
Total assets	186,308			234,247
Property, plant and equipment	591			$ 700
Right-of-use assets	$ 1,161